Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,802,000
Previously Paid Amount	0.00
Total Fee Amount	248.86
Total Offset Amount	0.00
Net Fee	248.86
Narrative - Max Aggregate Offering Price	$ 1,802,000
Final Prospectus	true